Transactions with related parties (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended				4 Months Ended		5 Months Ended	6 Months Ended			8 Months Ended	12 Months Ended
	Jul. 31, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2017	Apr. 30, 2021	Apr. 21, 2020	May 31, 2021	Jun. 30, 2021	Jul. 10, 2020	Jun. 30, 2020	Aug. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2020	Dec. 31, 2018	Dec. 31, 2016
Related Party Transaction [Line Items]
General and Administrative Expense		$ 8,544,000		$ 8,836,000					$ 15,363,000		$ 15,798,000
Due to Affiliate, Current		10,174,000							10,174,000				$ 27,114,000
Due from Affiliate, Current		0							0				243,000
Equity Method Investment, Other than Temporary Impairment		(0)		(0)					(0)		6,050,000
Repayments of Related Party Debt									(0)		31,500,000
Current portion of long-term debt		614,939,000							614,939,000				374,191,000
Long-term Debt, Gross		1,500,066,000							1,500,066,000				1,612,718,000
Notes Payable, Related Parties, Current		$ 28,151,000							$ 28,151,000				$ 26,595,000
Common Stock, Shares, Outstanding		15,897,064							15,897,064				15,881,147
Junior Loan II [Member]
Related Party Transaction [Line Items]
Repayments of Debt							$ 5,000,000
2022 Notes [Member]
Related Party Transaction [Line Items]
Debt Instrument, Repurchase Amount		$ 12,454,000							$ 12,454,000			$ 6,134,000	$ 9,443,000	$ 50,683,000		$ 28,796,000
Debt Instrument, Issuance Date									Nov. 29, 2013
Debt Instrument, Face Amount		650,000,000							$ 650,000,000
Debt Instrument, Repurchased Face Amount		$ 14,356,000							$ 14,356,000			7,000,000	20,782,000	81,235,000		35,661,000
Debt Instrument, Interest Rate, Stated Percentage		7.375%							7.375%
NSM Loan (incl. accrued interest $358 and $526, respectively) [Member]
Related Party Transaction [Line Items]
Repayments of Related Party Debt	$ 18,500,000							$ 21,706,000			31,500,000			13,420,000
Debt Instrument, Issuance Date									Aug. 29, 2019
Debt Instrument, Face Amount		$ 141,795,000							$ 141,795,000
Current portion of long-term debt													47,000,000
Repayment frequency									quarterly
Long-term Debt, Gross		$ 57,026,000							$ 57,026,000				78,901,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate		5.00%							5.00%
Interest rate for deferred principal amounts		7.00%							7.00%
Debt instrument, carrying amount before accrued interest		$ 56,668,000							$ 56,668,000				78,375,000
Debt Instrument, Increase, Accrued Interest									358,000				526,000
Notes Payable, Related Parties, Current		16,548,000							16,548,000				10,328,000
$50.0 million NSM Loan (including accrued interest of $250 and $326, respectively) [Member]
Related Party Transaction [Line Items]
Revolving loan facility maximum borrowing capacity		50,000,000							$ 50,000,000
Repayments of Debt								$ 10,265,000
Repayment frequency									quarterly
Long-term Debt, Gross		$ 39,986,000							$ 39,986,000				50,326,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate		5.00%							5.00%
Interest rate for deferred principal amounts		7.00%							7.00%
Debt instrument, carrying amount before accrued interest		$ 39,736,000							$ 39,736,000				50,000,000
Debt Instrument, Increase, Accrued Interest									250,000				326,000
Notes Payable, Related Parties, Current		11,603,000							$ 11,603,000				16,266,000
Number of repayment installments									18
$115.0 million NSM Loan [Member]
Related Party Transaction [Line Items]
Revolving loan facility maximum borrowing capacity		$ 115,000,000							$ 115,000,000
Navios Europe II [Member] | Junior Loan II [Member]
Related Party Transaction [Line Items]
Repayments of Debt							$ 5,000,000
Navios Revolving Loans 2 [Member] | Navios Europe II [Member]
Related Party Transaction [Line Items]
Revolving loan facility maximum borrowing capacity																	$ 43,500,000
Line of Credit Facility, Increase (Decrease), Net					$ 14,000,000
Preferred Distribution Percentage									1800.00%
Grimaud Loan [Member]
Related Party Transaction [Line Items]
Repayments of Debt									$ 7,500,000
Secured Credit Facility [Member] | NSM Loan (incl. accrued interest $358 and $526, respectively) [Member]
Related Party Transaction [Line Items]
Debt Instrument, Issuance Date									Aug. 29, 2019
Long-term Debt, Term		5 years							5 years
Tranche A [Member] | NSM Loan (incl. accrued interest $358 and $526, respectively) [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		10.50%							10.50%
Tranche A [Member] | $115.0 million NSM Loan [Member]
Related Party Transaction [Line Items]
Number of repayment installments									14
Line of Credit Facility, Frequency of Payments									quarterly
Line of Credit Facility, Periodic Payment									$ 2,838,000
Debt Instrument, Maturity Date									Nov. 30, 2024
Tranche B [Member] | NSM Loan (incl. accrued interest $358 and $526, respectively) [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		10.50%							10.50%
Tranche B [Member] | $115.0 million NSM Loan [Member]
Related Party Transaction [Line Items]
Number of repayment installments									7
Line of Credit Facility, Frequency of Payments									quarterly
Debt Instrument, Maturity Date									Feb. 28, 2023
Navios Midstream Partners [Member]
Related Party Transaction [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Description									Navios Holdings entered into an option agreement, with Navios Acquisition under which Navios Acquisition, which owns and controls Navios Maritime Midstream Partners GP LLC (“Midstream General Partner”), granted Navios Holdings the option to acquire a minimum of 25% of the outstanding membership interests in Midstream General Partner and the incentive distribution rights in Navios Midstream representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. The purchase price for the acquisition for all or part of the option interest shall be an amount equal to its fair market value. As of June 30, 2021, Navios Holdings had not exercised any part of that option.
Navios Logistics [Member] | 2022 Notes [Member]
Related Party Transaction [Line Items]
Debt Instrument, Repurchase Amount																17,642,000
Debt Instrument, Repurchased Face Amount																$ 35,500,000
First Or Second Year [Member] | NSM Loan (incl. accrued interest $358 and $526, respectively) [Member] | Payment Deferral [Member]
Related Party Transaction [Line Items]
Long-term Debt, Gross		$ 20,000,000							$ 20,000,000
Third Year [Member] | NSM Loan (incl. accrued interest $358 and $526, respectively) [Member] | Payment Deferral [Member]
Related Party Transaction [Line Items]
Long-term Debt, Gross		$ 10,000,000							$ 10,000,000
First Mortgage [Member] | Navios Partners [Member] | NSM Loan (incl. accrued interest $358 and $526, respectively) [Member]
Related Party Transaction [Line Items]
Limited Partners' Capital Account, Units Outstanding		2,070,016							2,070,016
First Mortgage [Member] | Navios Acquisition [Member] | NSM Loan (incl. accrued interest $358 and $526, respectively) [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Outstanding		14,940							14,940
Tranche A [Member] | $115.0 million NSM Loan [Member]
Related Party Transaction [Line Items]
Long-term Debt, Gross		$ 39,736,000							$ 39,736,000
First Two Installments [Member] | Tranche B [Member] | $115.0 million NSM Loan [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Periodic Payment									22,632,000
Remaining Installments [Member] | Tranche B [Member] | $115.0 million NSM Loan [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Periodic Payment									$ 6,000,000
Payment Deferral I [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		12.00%							12.00%
Debt instrument, maximum deferred discount amortization period									90 days
Navios Centaurus [Member]
Related Party Transaction [Line Items]
Year Built			2012
Vessel Type			Panamax
Vessel Capacity			81,472
Navios Avior [Member]
Related Party Transaction [Line Items]
Year Built			2012
Vessel Type			Panamax
Vessel Capacity			81,355
Navios Centaurus and Navios Avior [Member]
Related Party Transaction [Line Items]
Disposal Group, Including Discontinued Operation, Consideration			$ 39,250,000
Navios Ray [Member]
Related Party Transaction [Line Items]
Year Built									2012
Vessel Type									Capesize
Vessel Capacity									179,515
Navios Bonavis [Member]
Related Party Transaction [Line Items]
Year Built									2009
Vessel Type									Capesize
Vessel Capacity									180,022
Navios Ray And Navios Bonavis [Member]
Related Party Transaction [Line Items]
Disposal Group, Including Discontinued Operation, Consideration		$ 58,000,000							$ 58,000,000
Navios Koyo [Member]
Related Party Transaction [Line Items]
Year Built									2011
Vessel Type									Capesize
Disposal Group, Including Discontinued Operation, Consideration		28,500,000							$ 28,500,000
Navios Azimuth [Member]
Related Party Transaction [Line Items]
Year Built									2011
Vessel Type									Capesize
Vessel Capacity									179,169
Disposal Group, Including Discontinued Operation, Consideration		30,000,000							$ 30,000,000
NSM [Member]
Related Party Transaction [Line Items]
Due to Affiliate, Current		10,174,000							10,174,000				22,114,000
Navios Partners [Member]
Related Party Transaction [Line Items]
Due to Affiliate, Current		0							0				5,000,000
Unamortized deferred gain for vessels and rights sold															$ 6,285,000
Navios Acquisition [Member]
Related Party Transaction [Line Items]
Due from Affiliate, Current		0							0				$ 243,000
Navios Logistics [Member]
Related Party Transaction [Line Items]
Revolving loan facility maximum borrowing capacity		50,000,000							$ 50,000,000
Line of Credit Facility, Increase (Decrease), Net														$ 20,000,000
Line of Credit Facility, Initiation Date									Apr. 25, 2019
Line Credit Facility Arrangement Fees									$ 500,000
Conversion of unpaid dividend of preferred stock to common stock										2,414,263
Repayments of Related Party Debt										$ 2,308,000
Navios Logistics [Member] | 2022 Notes [Member]
Related Party Transaction [Line Items]
Debt Instrument, Repurchase Amount		$ 18,726,000							$ 18,726,000
Navios Logistics [Member] | First Year [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Interest Rate During Period									12.75%
Navios Logistics [Member] | Second Year [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Interest Rate During Period									14.75%
Navios Logistics [Member] | Amendment [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Interest Rate at Period End		13.00%							13.00%					10.00%
Supplemental Grimaud Loan Agreement [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Treasury Stock Reissued									9,301,542
Management Agreement [Member] | NSM [Member]
Related Party Transaction [Line Items]
Termination date of the administrative services agreement									August 29, 2024
Management Fee Expense		$ 9,794,000		11,537,000					$ 20,365,000		22,525,000
Management Agreement [Member] | NSM [Member] | Owned Vessels [Member]
Related Party Transaction [Line Items]
Daily management fee									$ 3,700			$ 3,800
Rate of annual increase in management fees		3000.00%							3000.00%
Management Agreement [Member] | NSM [Member] | Chartered In Vessels [Member]
Related Party Transaction [Line Items]
Daily management fee									$ 30.00
Navios Partners [Member] | Guarantee Claim [Member]
Related Party Transaction [Line Items]
Liability for Unpaid Claims and Claims Adjustment Expense, Claims Paid						$ 5,000,000
Navios Partners [Member] | First Mortgage [Member] | $50.0 million NSM Loan (including accrued interest of $250 and $326, respectively) [Member]
Related Party Transaction [Line Items]
Limited Partners' Capital Account, Units Outstanding		40,587							40,587
Navios Partners [Member] | First Mortgage [Member] | $115.0 million NSM Loan [Member]
Related Party Transaction [Line Items]
Limited Partners' Capital Account, Units Outstanding		40,587							40,587
Navios Partners [Member] | Second Mortgage [Member] | $115.0 million NSM Loan [Member]
Related Party Transaction [Line Items]
Limited Partners' Capital Account, Units Outstanding		452,090							452,090
Administrative Services Agreement [Member] | NSM [Member]
Related Party Transaction [Line Items]
Termination date of the administrative services agreement									August 29, 2024
Administrative services agreement term in years									5 years
General and Administrative Expense		$ 2,168,000		2,377,000					$ 4,508,000		4,639,000
Administrative Services Agreement [Member] | NSM [Member] | Navios Logistics [Member]
Related Party Transaction [Line Items]
General and Administrative Expense		$ 286,000		$ 286,000					$ 572,000		$ 572,000
Administrative Services Agreement [Member] | NSM [Member] | Automatic Extension [Member]
Related Party Transaction [Line Items]
Administrative services agreement term in years									5 years
Navios Acquisition [Member] | Second Mortgage [Member] | $115.0 million NSM Loan [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Outstanding		4,850,207							4,850,207